Segment Reporting (Reconciliation of Segment Activity) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Revenue from tenants	$ 95,440	$ 90,191	$ 280,445	$ 270,586
Property operating and maintenance	60,655		172,258
Property operating and maintenance		59,298		166,161
Net operating income	34,785	30,893	108,187	104,425
Impairment charges	(22,615)	(17,837)	(22,634)	(18,570)
Operating fees to related parties	(5,941)	(5,743)	(17,535)	(17,233)
Acquisition and transaction related	(112)	(40)	(161)	(333)
General and administrative	(4,782)	(4,441)	(15,394)	(12,705)
Depreciation and amortization	(20,140)	(20,466)	(61,124)	(62,099)
Interest expense	(12,990)	(12,597)	(39,739)	(35,962)
Interest and other income	11	16	15	21
Gain on sale of real estate investments	2,715	0	8,793	0
Loss (gain) on non-designated derivatives	(2)	18	(50)	46
Income tax expense (benefit)	271	550	(364)	(225)
Net loss attributable to non-controlling interests	11	40	52	87
Net loss attributable to stockholders	(28,789)	(29,607)	(39,954)	(42,548)
Medical Office Buildings
Segment Reporting Information [Line Items]
Revenue from tenants	25,672	24,186	75,997	73,383
Property operating and maintenance	8,733		23,702
Property operating and maintenance		6,982		22,327
Net operating income	16,939	17,204	52,295	51,056
Triple-Net Leased Healthcare Facilities
Segment Reporting Information [Line Items]
Revenue from tenants	3,783	4,836	10,780	14,779
Property operating and maintenance	608		1,420
Property operating and maintenance		5,840		6,197
Net operating income	3,175	(1,004)	9,360	8,582
Seniors Housing Communities
Segment Reporting Information [Line Items]
Revenue from tenants	65,985	61,169	193,668	182,424
Property operating and maintenance	51,314		147,136
Property operating and maintenance		46,476		137,637
Net operating income	$ 14,671	$ 14,693	$ 46,532	$ 44,787